OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSETS
NOTE 5	-	OTHER NON-CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2024	2023

Deferred contract costs and prepaid expenses (*)	5,503	3,689
Deposits	350	300
	5,853	3,989

(*)	See Note 1W.